DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Percentage of general reserve fund if appropriation is not required	50.00%
Percentage of appropriation to statutory surplus fund	10.00%
Percentage of registered capital when appropriation is not required	50.00%
Restricted net assets of PRC subsidiaries	$ 33,013,266
Restricted net assets, percent of net assets	8.30%